Note 10 - Other Assets - Summary of Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
OTHER ASSETS (note 10)	$ 2,578	$ 2,300
Deferred Charges [Member]
OTHER ASSETS (note 10)	1,408	1,053
Land Use Rights [Member]
OTHER ASSETS (note 10)	687	706
Refundable Deposits [Member]
OTHER ASSETS (note 10)	433	421
Deferred Income Tax Assets, Noncurrent [Member]
OTHER ASSETS (note 10)	$ 50	$ 120